Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Deposits (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of deposits from customers [line items]
Non-financial sector	$ 11,105,477	$ 9,112,185	$ 4,767,148
Financial sector	25,236	23,183	20,902
Current accounts	6,687,156	8,385,982	8,025,250
Savings accounts	46,859,639	43,672,080	28,971,875
Time deposits and investments accounts	27,184,300	19,592,401	22,567,275
Others	3,044,206	2,499,152	1,723,259
Deposits	$ 94,906,014	$ 83,284,983	$ 66,075,709